Financial income and expense (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Financial income and expense [Abstract]
Disclosure of detailed information about financial income and expenditure
	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024

Finance income	1	13	-
Finance income	1	13	-
Interest expense on lease obligations *	336	299	250
Interest expense on pension liabilities	13	2	2
Interest expense on borrowings *	3,614	2,443	1,952
Finance expense	(3,963)	(2,744)	(2,204)
Net finance income / (expense) recognized in profit or loss	(3,962)	(2,731)	(2,204)

* interest expense calculated using the effective interest method.